Investments in Associates and Joint Ventures - Summary of Main Investments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of investments in associates and joint ventures [Line Items]
Stockholders' equity	R$ 148,006	R$ 134,814	R$ 114,059	R$ 100,617
Other Comprehensive Income	915	(1,984)	R$ (859)
Investment	5,171	5,073
Equity in earnings	R$ 548	528
Equity in earnings		R$ 620
Porto Seguro Itau Unibanco Participacoes S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Total interest	42.93%	42.93%
Voting interest	42.93%	42.93%
Stockholders' equity	R$ 4,744	R$ 4,251
Other Comprehensive Income	39	26
Net income	795	293
Investment	2,783	2,587
Equity in earnings	327	241
Market value	R$ 3,571	2,644
Equity in earnings		R$ 289
BSF Holding S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Total interest	49.00%	49.00%
Voting interest	49.00%	49.00%
Stockholders' equity	R$ 2,097	R$ 2,067
Other Comprehensive Income	1	(1)
Net income	233	396
Investment	1,610	1,687
Equity in earnings	R$ 109	194
Equity in earnings		R$ 219
IRB-Brasil Resseguros S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Total interest	11.20%	15.01%
Voting interest	11.20%	15.01%
Stockholders' equity	R$ 3,550	R$ 3,230
Other Comprehensive Income	(19)	(17)
Net income	987	745
Investment	402	478
Equity in earnings	130	109
Equity in earnings		102
Other [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	172	114
Equity in earnings	10	13
Equity in earnings		12
Joint Ventures - Other [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	204	207
Equity in earnings	R$ (28)	(29)
Equity in earnings		R$ (2)